STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of warrant activity [Table Text Block]
	Number of warrants	Weighted average exercise price	Weighted average remaining life in years	Aggregate intrinsic value
Outstanding, January 1, 2026	6,346,420	$0.39	2.73	$71,478,245
Exercised	(55,000)	0.33
Outstanding, March 31, 2026	6,291,420	0.39	2.48	$34,805,809
Vested, March 31, 2026	6,291,420	0.39	2.48	$34,805,809

	Number of warrants	Weighted average exercise price	Weighted average remaining life in years	Aggregate intrinsic value
Outstanding, December 31, 2024	18,174,574	$0.33	3.71	$59,169,000
Issued	86,846	3.59
Exercised	(11,915,000)	0.33
Outstanding, December 31, 2025	6,346,420	$0.39	2.73	$71,478,245
Vested, December 31, 2025	6,346,420	$0.39	2.73	$71,478,245

Schedule of valuation assumptions used for warrants [Table Text Block]
December 31, 2025
Expected volatility	68.98% - 87.30%
Expected term (years)	3.72 - 4.67
Risk-free interest rate	2.61% - 3.10%
Dividend yield	0%

	December 31, 2025	December 31, 2024
Expected volatility	68.98% - 87.30%	77.1%
Expected term (years)	3.72 - 4.67	4.78 - 4.95
Risk-free interest rate	2.61% - 3.10%	3.52% - 4.20%
Dividend yield	0%	0%

Schedule of stock option activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining life in years	Aggregate intrinsic value
Outstanding, January 1, 2026	2,415,000	$3.59	4.63	$19,464,900
Forfeited	(1,390,000)	3.59
Outstanding, March 31, 2026	1,025,000	3.59	4.38	$2,388,250
Vested, March 31, 2026	-	$-	-	$-

	Number of options	Weighted average exercise price	Weighted average remaining life in years	Aggregate intrinsic value
Outstanding, December 31, 2024	-	$-	-	$-
Issued	2,415,000	3.59
Outstanding, December 31, 2025	2,415,000	$3.59	4.63	$19,464,900
Vested, December 31, 2025	-	$-	-	$-

Schedule of valuation assumptions used for options [Table Text Block]
December 31, 2025
Expected volatility	77.25% - 77.97%
Expected term (years)	2.57 - 2.64
Risk-free interest rate	2.57%
Dividend yield	0%

Expected volatility	77.25% - 77.97%
Expected term (years)	2.57 - 2.64
Risk-free interest rate	2.57%
Dividend yield	0%

Schedule of RSU activity [Table Text Block]
Number of RSUs
Outstanding, January 1, 2026	2,170,750
Vested	(228,500)
Outstanding, March 31, 2026	1,942,250

Number of RSUs
Outstanding, December 31, 2024	-
Issued	2,285,000
Vested	(114,250)
Outstanding, December 31, 2025	2,170,750